UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Advisors, LLC
Address: 12 East 49th Street
         14th Floor
         New York, New York  10017

13F File Number:  028-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

 /s/    Karen M. Blanchard     New York, NY/USA     February 14, 2013

Effective March 2012, Brave Warrior Advisors, LLC succeeded Brave Warrior Capital, Inc. Going forward, Brave Warrior Advisors, LLC will now be reporting on the Form 13F filings.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $1,669,010 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724f101    80189  2128156 SH       SOLE                  2128156        0        0
COMCAST CORP NEW               CL A SPL         20030n200   118988  3312573 SH       SOLE                  3312573        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219g108    87878  1627364 SH       SOLE                  1627364        0        0
FISERV INC                     COM              337738108   111521  1411128 SH       SOLE                  1411128        0        0
GOOGLE INC                     CL A             38259p508   197451   279130 SH       SOLE                   279130        0        0
HIGHER ONE HLDGS INC           COM              42983d104    72637  6891569 SH       SOLE                  6891569        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307   125582  2255419 SH       SOLE                  2255419        0        0
ORACLE CORP                    COM              68389x105   143221  4298349 SH       SOLE                  4298349        0        0
PRIMERICA INC                  COM              74164m108    90705  3022508 SH       SOLE                  3022508        0        0
SCHWAB CHARLES CORP NEW        COM              808513105   102742  7154731 SH       SOLE                  7154731        0        0
US BANCORP DEL                 COM NEW          902973304     2102    65800 SH       SOLE                    65800        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911k102   374798  6270664 SH       SOLE                  6270664        0        0
VISTAPRINT N V                 SHS              n93540107   161196  4905547 SH       SOLE                  4905547        0        0